Vessels and other equipment (Tables)	12 Months Ended
Dec. 31, 2021
Vessels and other equipment
Schedule of vessels and other equipment

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2019	$706,898	9,774	$716,672
Additions	8	—	8
Historical cost December 31, 2020	706,906	9,774	716,680
Depreciation for the year	(19,398)	(1,421)	(20,819)
Accumulated depreciation December 31, 2020	(89,662)	(7,398)	(97,060)
Vessels, net December 31, 2020	617,244	2,376	619,620

Historical cost December 31, 2020	706,906	9,774	716,680
Additions	—	3,062	3,062
Historical cost December 31, 2021	706,906	12,836	719,742
Depreciation for the year	(19,399)	(994)	(20,393)
Accumulated depreciation December 31, 2021	(109,061)	(8,392)	(117,453)
Vessels, net December 31, 2021	$597,845	4,444	$602,289